CONSOLIDATED BALANCE SHEETS - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc., USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 463,153	$ 400,404
Cash and cash equivalents-required minimum balance	100,000	100,000
Restricted cash and investments	277,407
Receivables, net	69,456
Prepaid expenses and other assets	67,482
Revenue-earning vehicles, net	1,341,822
Property and equipment, net	90,228	96,198
Income taxes receivable	65,803
Software, net	24,177
Total assets	2,499,528
LIABILITIES:
Accounts payable	45,483
Accrued liabilities	167,545
Deferred income tax liability	242,930
Vehicle insurance reserves	107,720
Debt and other obligations	1,397,243
Total liabilities	1,960,921
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value: Authorized 10,000,000 shares; none outstanding
Common stock, $.01 par value: Authorized 50,000,000 shares; 36,048,606 and 35,197,167 issued, respectively, and 29,556,887 and 28,763,452 outstanding, respectively	352
Additional capital	940,844
Accumulated deficit	(161,969)
Accumulated other comprehensive loss	(12,329)	(18,374)
Treasury stock, at cost (6,491,719 and 6,433,715 shares, respectively)	(228,291)
Total The Hertz Corporation and Subsidiaries stockholder's equity	538,607	393,914
Total liabilities and equity	$ 2,499,528